Preferred and Common Stock (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 13, 2013	Apr. 24, 2013	Aug. 31, 2012	Oct. 31, 2012	Dec. 31, 2013	Dec. 31, 2014
Balance, amount						$ 12,000
Balance, number of preferred shares						4,540
Balance, amount					12,000	12,000
Balance, number of preferred shares					4,540	4,540
Series D Convertible Preferred Stock
Balance, amount	6,000	6,000			6,000	12,000
Balance, number of preferred shares	600	600			600	1,200
Issuance of preferred stock subject to redemption, amount					6,000
Issuance of preferred stock subject to redemption, shares	300	300	300	300	600
Balance, amount					$ 12,000	$ 12,000
Balance, number of preferred shares					1,200	1,200